UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
March 31, 2018
MFS®  Institutional International
Equity Fund

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 1.5%
MTU Aero Engines AG	345,200	$ 58,105,983
Rolls-Royce Holdings PLC	7,314,327	89,443,598
		$ 147,549,581
Alcoholic Beverages – 5.6%
AmBev S.A., ADR	12,840,991	$ 93,354,005
Carlsberg Group	589,402	70,432,890
Diageo PLC	4,651,312	157,402,071
Pernod Ricard S.A.	1,396,796	232,452,502
		$ 553,641,468
Apparel Manufacturers – 2.0%
LVMH Moet Hennessy Louis Vuitton S.A.	655,372	$ 201,761,899
Automotive – 1.4%
DENSO Corp.	2,575,000	$ 140,843,945
Broadcasting – 2.7%
ProSiebenSat.1 Media SE	2,278,504	$ 79,005,032
WPP Group PLC	11,645,923	185,041,778
		$ 264,046,810
Business Services – 6.4%
Compass Group PLC	8,979,885	$ 183,375,222
Experian Group Ltd.	6,668,673	143,850,778
Randstad Holding N.V. (l)	2,104,005	138,297,593
Tata Consultancy Services Ltd.	3,912,392	171,518,026
		$ 637,041,619
Chemicals – 0.4%
Orica Ltd.	3,125,079	$ 42,812,728
Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	1,225,065	$ 121,697,957
Dassault Systemes S.A.	603,027	81,916,201
SAP SE	2,112,949	220,911,641
		$ 424,525,799
Computer Software - Systems – 2.9%
Amadeus IT Group S.A.	2,362,239	$ 174,338,885
Olympus Corp.	2,945,700	111,842,752
		$ 286,181,637
Conglomerates – 0.6%
Smiths Group PLC	2,876,539	$ 61,081,594
Consumer Products – 6.6%
Beiersdorf AG	1,618,679	$ 183,276,562
Essity AB (a)	2,961,213	81,781,087
Kao Corp.	1,112,200	83,421,533
L’Oréal S.A.	458,869	103,522,226
Luxottica Group S.p.A.	239,245	14,866,140
Reckitt Benckiser Group PLC	2,199,165	186,174,754
		$ 653,042,302
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.2%
Amcor Ltd.	1,427,541	$ 15,665,698
Electrical Equipment – 3.5%
Legrand S.A.	1,269,683	$ 99,517,328
Schneider Electric S.A.	2,851,045	250,265,593
		$ 349,782,921
Electronics – 5.0%
Hoya Corp.	4,560,600	$ 227,376,373
Kyocera Corp.	2,026,800	114,364,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,583,014	156,792,693
		$ 498,533,120
Energy - Integrated – 2.8%
Eni S.p.A.	5,964,016	$ 104,851,395
Suncor Energy, Inc.	4,989,881	172,313,273
		$ 277,164,668
Food & Beverages – 4.9%
Danone S.A.	1,749,211	$ 141,471,774
Nestle S.A.	4,375,678	346,117,961
		$ 487,589,735
Food & Drug Stores – 0.5%
Tesco PLC	15,883,560	$ 45,884,062
Insurance – 4.4%
AIA Group Ltd.	31,466,689	$ 268,627,136
Prudential PLC	2,795,546	69,755,456
Zurich Insurance Group AG	294,904	96,676,688
		$ 435,059,280
Internet – 1.1%
Alibaba Group Holding Ltd., ADR (a)	272,791	$ 50,068,061
Baidu, Inc., ADR (a)	249,732	55,737,685
		$ 105,805,746
Machinery & Tools – 3.3%
Daikin Industries Ltd.	1,084,100	$ 119,561,238
Fanuc Ltd.	389,200	98,612,208
Kubota Corp.	6,035,900	105,623,286
		$ 323,796,732
Major Banks – 3.4%
Barclays PLC	37,805,477	$ 109,529,838
UBS Group AG	12,797,339	224,823,545
		$ 334,353,383
Medical Equipment – 3.6%
Essilor International S.A.	559,580	$ 75,463,459
QIAGEN N.V. (a)	1,914,826	61,847,563
Terumo Corp.	4,108,100	215,819,548
		$ 353,130,570
Metals & Mining – 1.1%
Rio Tinto PLC	2,122,795	$ 107,545,740

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.2%
ENGIE	7,178,294	$ 119,724,969
Other Banks & Diversified Financials – 8.1%
DBS Group Holdings Ltd.	7,330,451	$ 154,635,365
Housing Development Finance Corp. Ltd.	3,695,139	103,929,136
ING Groep N.V.	12,353,835	208,250,634
Intesa Sanpaolo S.p.A	33,873,155	123,099,586
Julius Baer Group Ltd.	1,621,706	99,643,317
KBC Group N.V.	1,350,910	117,552,708
		$ 807,110,746
Pharmaceuticals – 9.9%
Bayer AG	2,610,936	$ 294,886,958
Merck KGaA	1,029,153	98,646,430
Novartis AG	2,116,028	171,008,706
Novo Nordisk A.S., “B”	3,468,552	170,668,076
Roche Holding AG	1,082,161	248,014,095
		$ 983,224,265
Printing & Publishing – 1.3%
RELX N.V.	5,217,466	$ 108,045,756
RELX PLC	974,576	20,031,386
		$ 128,077,142
Railroad & Shipping – 2.2%
Canadian National Railway Co.	2,435,147	$ 178,082,300
Kuehne + Nagel International AG	275,097	43,250,083
		$ 221,332,383
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.2%
Yum China Holdings, Inc.	2,984,114	$ 123,840,731
Specialty Chemicals – 5.3%
Akzo Nobel N.V.	1,719,563	$ 162,369,277
L'Air Liquide S.A.	1,935,345	236,896,225
Linde AG	355,063	74,751,411
Shin-Etsu Chemical Co. Ltd.	484,400	50,099,356
		$ 524,116,269
Specialty Stores – 0.2%
Hermes International	38,093	$ 22,568,642
Tobacco – 1.2%
Japan Tobacco, Inc.	4,247,600	$ 122,392,196
Total Common Stocks		$9,799,228,380
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	140,008,062	$ 139,994,061
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund, 1.58% (j)	135,378,941	$ 135,378,941
Other Assets, Less Liabilities – (1.6)%		(157,462,012)
Net Assets – 100.0%		$9,917,139,370

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $139,994,061 and $9,934,607,321, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,565,560,818	$—	$—	$1,565,560,818
Japan	1,389,956,490	—	—	1,389,956,490
United Kingdom	1,359,116,278	—	—	1,359,116,278
Switzerland	1,229,534,394	—	—	1,229,534,394
Germany	1,071,431,580	—	—	1,071,431,580
Netherlands	616,963,259	—	—	616,963,259
Canada	350,395,573	—	—	350,395,573
India	—	275,447,162	—	275,447,162
Hong Kong	—	268,627,136	—	268,627,136
Other Countries	1,217,980,932	454,214,758	—	1,672,195,690
Mutual Funds	275,373,002	—	—	275,373,002
Total	$9,076,312,326	$998,289,056	$—	$10,074,601,382
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $982,623,357 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,201,442	1,283,179,874	(1,202,373,254)	140,008,062
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(11,646)	$6,249	$—	$1,045,707	$139,994,061
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
France	15.8%
Japan	14.1%
United Kingdom	13.7%
Switzerland	12.4%
Germany	10.8%
Netherlands	6.2%
Canada	3.5%
India	2.8%
Hong Kong	2.7%
Other Countries	18.0%
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.